U. S. GOVERNMENT SECURITIES	12 Months Ended
Jan. 31, 2014
U. S. GOVERNMENT SECURITIES
U. S. GOVERNMENT SECURITIES

NOTE 3 -                                        U. S. GOVERNMENT SECURITIES

U.S. government securities at January 31, 2014 and 2013 are classified as held-to-maturity and mature as follows:

	2014		2013
	Carrying		Carrying
	Value	Fair Value	Value	Fair Value

Due within one year	$205,055	$205,057	$438,815	$439,065

Due after one year through three years	510,573	507,996	205,055	204,925

	$715,628	$713,053	$643,870	$643,990

The fair value of U.S. government securities have been valued using level 1 inputs.